BALANCE SHEET DETAILS (Details 4) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheet Details [Line Items]
Related party liabilities and accrued interest	$ 249,000	$ 247,967	$ 243,525
Notes Payable to Banks [Member]
Balance Sheet Details [Line Items]
Related party liabilities and accrued interest	222,000
Noncontrolling Interest [Member]
Balance Sheet Details [Line Items]
Related party liabilities and accrued interest	27,000
Promissory Notes Payable [Member]
Balance Sheet Details [Line Items]
Related party liabilities and accrued interest		222,083	222,083
Accrued Interest [Member]
Balance Sheet Details [Line Items]
Related party liabilities and accrued interest		$ 25,884	$ 21,442